Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties

The Plan provides for various investment options of specified registered investment companies, a common collective trust, company stock and a self-directed brokerage account. The underlying investments held by the funds may include stocks, bonds, fixed income securities, mutual funds and other investment securities. Such investments are exposed to various risks and uncertainties, such as interest rate risk, market risk, credit risk, economic changes, political unrest, regulatory changes, foreign currency risk and overall market volatility risk, among others. Due to the level of risk and uncertainty associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities in the near term could materially affect participant account balances and the amounts reported in the statements of net assets available for plan benefits.

Investment Valuation and Income Recognition

Investments are measured at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for further discussion of fair value measurements.

Purchases and sales of the investments within the Plan are reflected on a trade-date basis. Net appreciation (depreciation) in the fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

The Plan presents in the statement of changes in net assets available for plan benefits the net depreciation or net appreciation in fair value of investments, which consists of the net realized gains or losses and the net unrealized appreciation or depreciation of those investments.

Notes Receivable from Participants

Notes receivable from participants are measured at unpaid principal balance plus accrued but unpaid interest, which approximates fair value. Interest income on participant loans is recorded as earned. Delinquent notes are recorded as distributions based on the terms of the Plan document. The Plan does not record an allowance for loan losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Benefit Payments

Benefit payments are recorded when paid.

Contributions

Participant contributions and related employer contributions are recognized during the period in which the respective payroll deductions are made.